CONSOLIDATED INCOME STATEMENTS (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Expense of restructuring activities	[1]	$ 4.2	$ 0.0

[1]	Throughout 2017, the Company initiated a restructuring plan that impacted its corporate office workforce. As a result, the Company recognized a restructuring charge of approximately $4.2 million related to severance and other termination benefits.